INVESTMENTS IN VARIABLE INTEREST ENTITIES (NARRATIVE) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 entity	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Repayments of investment borrowings related to variable interest entities, amounts due in 2015	$ 35.4
Repayments of investment borrowings related to variable interest entities, amounts due in 2018	64.5
Repayments of investment borrowings related to variable interest entities, amounts due in 2022	492.0
Repayments of investment borrowings related to variable interest entities, amounts due in 2024	381.8
Repayments of investment borrowings related to variable interest entities, amounts due in 2026	326.9
Variable interest entity amortized cost securities held	1,398.1
Variable interest entity, gross unrealized gains fixed maturity securities	0.5
Variable interest entity gross unrealized losses fixed maturity securities	31.5
Variable Interest Entity, Fixed Maturity Securities Fair Value	1,367.1
Variable interest entities net realized gain (loss) on investments	(2.2)	(1.6)	(0.4)
Variable Interest Entities Net Gain (Loss) From Sale Of Fixed Maturity Investments		(0.5)
Total Other Than Temporary Impairment Losses on Investments Held by Variable Interest Entities		1.1	0.8
Variable Interest Entities Net Gains (Losses) From Sale Of Fixed Maturity Investments			0.4
Number of Variable Interest Entities in Default	0
Variable Interest Entities, Investments Sold	38.7	11.1	34.9
Variable interest entity, gross investment losses from sale	2.4	0.9	0.3
Investments held in limited partnerships	36.3
Unfunded commitments to limited partnerships	81.8
Less than twelve months [Member]
Variable Interest Entity [Line Items]
Fair value investments held by variable interest entity that had been in an unrealized loss position	1,053.2	355.5
Gross unrealized gain (loss) on investments held by VIEs	(27.3)	(3.1)
Greater than twelve months [Member]
Variable Interest Entity [Line Items]
Fair value investments held by variable interest entity that had been in an unrealized loss position	167.4	7.9
Gross unrealized gain (loss) on investments held by VIEs	$ (4.2)	$ (0.1)